Provision for Income Taxes - Expiration of Tax Credit Carryforwards (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 580
2018 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	6
2019 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	12
2020 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	16
2021 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	1
2022 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	11
2023-2027 Tax Loss Credit Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	205
Later Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	278
Unlimited Tax Credit Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 51